TCW Funds, Inc.

TCW High Yield Bond Fund – Class I and Class N

TCW Developing Markets Equity Fund – Class I and Class N

TCW Emerging Markets Multi-Asset Opportunities Fund – Class I and Class N

Supplement dated December 30, 2019 to the

Statement of Additional Information dated February 28, 2019, as supplemented (the “SAI”)

TCW High Yield Bond Fund:

Effective December 31, 2019, Tad Rivelle and Bryan Whalen will cease to be portfolio managers of the TCW High Yield Bond Fund, and Jerry Cudzil and Steven J. Purdy will be added to the portfolio management team of the TCW High Yield Bond Fund. Therefore, effective December 31, 2019, the disclosure relating to the TCW High Yield Bond Fund under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts” on page 63 of the SAI is deleted in its entirety and replaced with the following:

TCW High Yield Bond Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Jerry Cudzil[1]	X
Stephen M. Kane[2]	X
Laird R. Landmann							X
Steven J. Purdy[1]	X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Performance Fee Accounts
									Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jerry Cudzil[1]	2	$243	10	$3,559	10	$4,232	0	$0	6	$2,330	0	$0
Stephen M. Kane[2]	28	$95,713	30	$11,566	208	$33,917	0	$0	6	$1,578	6	$3,704
Laird R. Landmann	26	$105,624	19	$7,518	217	$32,474	0	$0	3	$392	7	$3,774
Steven J. Purdy[1]	1	$2,338	9	$3,494	8	$3,976	0	$0	6	$2,330	0	$0

[1]	Information for Messrs. Cudzil and Purdy is provided as of November 30, 2019.
[2]	Information for Mr. Kane is provided as of November 30, 2018.

TCW Developing Markets Equity Fund:

Effective December 31, 2019, Ray Prasad will cease to be a portfolio manager of the TCW Developing Markets Equity Fund. Andrey Glukhov will continue to have full responsibility for portfolio management of the TCW Developing Markets Equity Fund. Therefore, effective December 31, 2019, the disclosure relating to the TCW Developing Markets Equity Fund under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts” on page 65 of the SAI is deleted in its entirety and replaced with the following:

TCW Developing Markets Equity Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Andrey Glukhov			X

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Performance Fee Accounts
									Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Andrey Glukhov[1]	2	$16	2	$9	0	$0	0	$0	0	$0	0	$0

[1]	Information for Mr. Glukhov is provided as of November 30, 2019.

TCW Emerging Markets Multi-Asset Opportunities Fund:

Effective December 31, 2019, Ray Prasad will cease to be a portfolio manager of the TCW Emerging Markets Multi-Asset Opportunities Fund, and Andrey Glukhov will be added to the portfolio management team of the TCW Emerging Markets Multi-Asset Opportunities Fund. Therefore, effective December 31, 2019, the disclosure under the heading “Portfolio Management — Ownership of Securities and Other Managed Accounts” on page 66 of the SAI is deleted in its entirety and replaced with the following:

TCW Emerging Markets Multi-Asset Opportunities Fund

Portfolio Managers	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Penelope D. Foley							X
Andrey Glukhov[1]	X
David I. Robbins							X

									Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Penelope D. Foley	1	$159	10	$1,320	15	$7,855	0	$0	1	$496	4	$4,123
Andrey Glukhov[1]	2	$16	2	$9	0	$0	0	$0	0	$0	0	$0
David I. Robbins	1	$159	11	$2,008	16	$7,912	0	$0	1	$496	4	$4,123

[1]	Information for Mr. Glukhov is provided as of November 30, 2019.

Please retain this Supplement with your SAI for future reference.